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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]: Amendment Number: ________

   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chieftain Capital Management, Inc.
Address: 12 East 49th Street, New York, New York 10017

Form 13F File Number: 28-1658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas D. Stern
Title: Managing Director
Phone: (212) 421-9760

Signature, Place, and Date of Signing:


/s/ Thomas D. Stern                     New York, New York   November 14, 2008
-------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         10

Form 13F Information Table Value Total: $3,404,630
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

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
           COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
----------------------------- -------------- ----------- --------- ------------------- ---------- -------- ----------------------
                                                                                                              VOTING AUTHORITY
                                                           VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
        NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x $1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------- -------------- ----------- --------- ---------- --- ---- ---------- -------- ---------- ------ ----
COMCAST CORP NEW              CL A SPL       20030N 20 0   995,278 50,470,486 SH       SOLE                50,470,486
LABORATORY CORP AMER HOLDINGS COM NEW        50540R 40 9   527,145  7,584,821 SH       SOLE                 7,584,821
DELL INC                      COM            24702R 10 1   369,105 22,397,150 SH       SOLE                22,397,150
EATON CORP                    COM            278058 10 2   337,361  6,005,010 SH       SOLE                 6,005,010
INGERSOLL-RAND COMPANY LTD    CL A           G4776G 101    333,342 10,694,315 SH       SOLE                10,694,315
RYANAIR HOLDINGS PLC          SPONSORED ADR  783513 10 4   323,939 14,442,230 SH       SOLE                14,442,230
AMERICA MOVIL SAB DE CV       SPON ADR L SHS 02364W 105    272,385  5,875,425 SH       SOLE                 5,875,425
CROSSTEX ENERGY INC           COM            22765Y 10 4   172,390  6,903,887 SH       SOLE                 6,903,887
CROSSTEX ENERGY LP            COM            22765U 10 2    53,227  2,914,941 SH       SOLE                 2,914,941
COMCAST CORP NEW              CL A           20030N 10 1    20,458  1,042,205 SH       SOLE                 1,042,205